UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE


Report for the quarter ended:  June 30, 2012

Institutional investment manager filing this report:

Harvest Capital Management, Inc.
114 North Main Street, Suite 301
Concord, NH 03301

13F File Number:  028-05603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this report on behalf of reporting manager:

Names:  Marshall G. Rowe
Title:  President
Phone: 603-224-6994

Signature, place and date of signing:

Marshall G. Rowe, Concord, New Hampshire August 14, 2012

Report Type: 13F Holdings Report






Form 13F File Number: 028-05603	Harvest Capital Management, Inc.
FORM 13F SUMMARY PAGE

Form 13F Information Table Entry Total:	45
Form 13F Information Table Value Total: $104,828 (x 1000)




FORM 13F
			                                  VALUE   SHRS	  SH/ PUT INVS OTH   VOTING AUTH
NAME OF ISSUER	          TITLE OF CLASS	CUSIP	 (x$1000) PRN AMT PRN CAL DSCR MGRS  SOLE SHARE	NONE

3M Company 	         COM	                88579Y101   479     5344  SH	  Sole	    5344
AT&T                     COM                    00206R102  1370    38425  SH      Sole     38425
Abbott Labs 	         COM	                002824100   703	   10900  SH	  Sole	   10900
BP PLC ADR 	         COM	                055622104   370	    9122  SH	  Sole	    9122
Baristas Coffee          COM	                067594101    16	  276710  SH	  Sole	  276710
Chevron Corp 	         COM	                166764100   833	    7899  SH	  Sole	    7899
Coca Cola 	         COM	                191216100   373	    4775  SH	  Sole	    4775
Enterprise Prod Ptnrs	 COM	                293792107   359	    7000  SH	  Sole	    7000
ExxonMobil 	         COM	                30231G102  3527	   41212  SH	  Sole	   41212
General Electric 	 COM	                369604103  1384	   66430  SH	  Sole	   66430
IBM 	                 COM	                459200101   374	    1913  SH	  Sole	    1913
Johnson & Johnson	     COM	            478160104  2126    31469  SH      Sole     31469
LVMH/MoetHennLouisVut    COM	                502441306   248	    8200  SH	  Sole	    8200
Oracle Corp	         COM	                68389X105  1207	   40649  SH	  Sole	   40649
Pepsico 	         COM	                713448108   232	    3282  SH	  Sole	    3282
Procter & Gamble	     COM	            742718109   555     9055  SH      Sole      9055
Royal Dutch Shell ADR	 COM	                780259206   296	    4385  SH	  Sole	    4385
Verizon Comm	         COM	                92343V104   533	   11996  SH	  Sole	   11996
Windstream Corp 	 COM	                97381W104   173	   17871  SH	  Sole	   17871
Wisconsin Energy Corp 	 COM	                976657106   384	    9694  SH	  Sole	    9694
Guggenheim 	         Russell 1000 Eq Wt	78355W593  7053	  217540  SH	  Sole	  217540
I-Shares 	         S&P Tech-Softw Idx	    464287515  2017    32480  SH      Sole     32480
I-Shares	         US Home Constr Idx	464288752  5075	  301925  SH	  Sole	  301925
SPDR 	                 S&P Pharma      	    78464A722  3195    53850  SH      Sole     53850
SPDR	                 S&P Reg Banking	    78464A698  4226   154350  SH      Sole    154350
Vanguard 	         Total Stock Mkt ETF 	922908769  9105	  130629  SH	  Sole	  130629
WisdomTree 	         Equity Income Fd(DH	97717W208 10086	  219510  SH	  Sole	  219510
Eaton Vance	         Global Equity Inco	27829F108  5486	  660975  SH	  Sole	  660975
Vanguard 	         Total International S	921909768  1936	   45841  SH	  Sole	   45841
Wisdomtree	         Euro Small Cap Div	97717W869  4512	  134650  SH	  Sole	  134650
Wisdomtree	         Intl Div Ex-Finan	97717W786  7465	  195790  SH	  Sole	  195790
Wisdomtree	         Emerge Mkts Inc Fd	97717W315  3867	   74633  SH	  Sole	   74633
I-Shares	         Gold Trust	        464285105  2233	  143500  SH	  Sole	  143500
IQ Global                IQ Glob Res ETF	45409B883  4752	  175625  SH	  Sole	  175625
JPMorgan 	         Alerian MLP Index 	46625H365  3846	   99225  SH	  Sole	   99225
Powershares 	         Pwrshrs DB Cmdty Idx 	73935S105   314	   12200  SH	  Sole	   12200
SPDR	                 Gold Trust ETF 	78463V107  8079	   52061  SH	  Sole	   52061
US Commodity Index	 US Commodity Idx	911717106   699	   12125  SH	  Sole	   12125
Avalonbay Communities	 Avalonbay Comm REIT	053484101   276	    1954  SH	  Sole	    1954
I-Shares 	         Cohen & Steers REIT    464287564   201     2557  SH      Sole      2557
Babson Capital	         BabsonCorp Invs	05617K109  1570	  102425  SH	  Sole	  102425
I-Shares	         IBoxx High Yield Corp	464288513  1166	   12775  SH	  Sole	   12775
Proshares	         Ultrashort 20+ Year	74347R297   482	   30450  SH	  Sole	   30450
I-Shares	         Barclays Aggreg Port	   BI3006   154	   11836  SH	  Sole	   11836
WisdomTree 	         Emerging Mkt Local	97717X867  1489	   29425  SH      Sole	   29425